Allianz NFJ Small-Cap Value Fund (Prospectus Summary): | Allianz NFJ Small-Cap Value Fund
Allianz NFJ Small-Cap Value Fund

ALLIANZ FUNDS

Supplement Dated November 1, 2012

to the Statutory Prospectus for Institutional Class, Class P, Administrative Class and Class D

Shares of all series of Allianz Funds except for Allianz RCM Focused Growth Fund and Allianz Global Investors Money Market Fund

Dated August 29, 2012 (as supplemented thereafter)

Disclosure Relating to All Series of Allianz Funds, except for Allianz RCM Focused

Growth Fund and Allianz Global Investors Money Market Fund (each, a “Fund” and,

collectively, the “Funds”)

On October 18-19, 2012, the Board of Trustees of Allianz Funds (the “Trust”) approved an Expense Waiver Agreement between the Trust and Allianz Global Investors Fund Management LLC, effective as of November 1, 2012 for a one-year period. The Trust’s statutory prospectus is hereby revised to reflect the terms of the Expense Waiver Agreement, as described in further detail below.

Disclosure Relating to Allianz NFJ Small-Cap Value Fund

Within the Fund Summary relating to the Allianz NFJ Small-Cap Value Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” will be revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz NFJ Small-Cap Value Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Institutional	0.86%	none	0.01%	0.87%	(0.08%)	[1]	0.79%	[1]
Class P	0.96%	none	0.01%	0.97%	(0.03%)	[1]	0.94%	[1]
Administrative	0.86%	0.25%	0.01%	1.12%	(0.08%)	[1]	1.04%	[1]
Class D	0.96%	0.25%	0.01%	1.22%	(0.03%)	[1]	1.19%	[1]
[1]	Effective November 1, 2012, AGIFM has contractually agreed to observe, through October 31, 2013, (i) an irrevocable waiver of a portion of its advisory fees (together with administrative fees paid to AGIFM, a component of “Management Fees”), which reduces the 0.60% contractual fee rate by 0.025% on assets in excess of $3 billion, by an additional 0.025% on assets in excess of $4 billion and by an additional 0.025% on assets in excess of $5 billion, each based on the Fund’s average daily net assets, and (ii) an irrevocable waiver of a portion of its administrative fees paid by Institutional and Administrative Class shares, which reduces the 0.30% contractual fee rate by 0.05% of the Fund’s daily net assets attributable to the particular share class.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example Allianz NFJ Small-Cap Value Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional	81	270	474	1,065
Class P	96	306	533	1,187
Administrative	106	348	609	1,356
Class D	121	384	667	1,475

Please retain this Supplement for future reference.